NOTE 8 - LOAN PAYABLE	3 Months Ended
Mar. 31, 2013
Payable Loans
Payable Loans
NOTE 8 – LOAN PAYABLE

As at March 31, 2013, a loan payable of $95,530 (2012 - $109,044) to an arm’s length party bears interest at 6% per annum, is unsecured and is payable in monthly installments of principal and interest in the amount of Canadian $7,232.50. Future scheduled repayments of principal are as follows:

Within one year	$95,530
$95,530